Expense Example {- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund-K PRO-09 - Fidelity® Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund-Class K	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665